INTANGIBLE ASSETS, NET (Schedule of Components of Intangible Assets) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Cost of intangible asset		$ 46,519	$ 46,369
Accumulated amortization		38,003	33,675
Total		8,516	12,694
Impairment charge		0	3,289
Intangible assets recorded in acquisition				$ 7,180
Developed Technologies [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets useful life	[1],[2],[3]	6 years 9 months 18 days
Cost of intangible asset	[1],[2],[3]	$ 27,827	27,677
Accumulated amortization		21,146	17,673
Impairment charge		176
Developed Technologies [Member] | Cool Touch Inc (CT) [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets recorded in acquisition		2,400
Developed Technologies [Member] | Orscan [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets recorded in acquisition		$ 150		$ 600
Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets useful life	[3]	6 years 9 months 18 days
Cost of intangible asset	[3]	$ 3,930	3,930
Accumulated amortization		2,389	1,984
Trade Names [Member] | Cool Touch Inc (CT) [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets recorded in acquisition		$ 630
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets useful life	[3]	8 years
Cost of intangible asset	[3]	$ 10,773	10,773
Accumulated amortization		10,479	10,029
Impairment charge		3,113
Customer Relationships [Member] | Cool Touch Inc (CT) [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets recorded in acquisition		4,150
Other Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Cost of intangible asset		3,989	3,989
Accumulated amortization		$ 3,989	$ 3,989

[1]	During the years ended December 31, 2016 and 2015 the Company recorded impairment charges in the total amount of $0 and $3,289, respectively. A $176 impairment charge was attributed to developed technology and $3,113 impairment charge was attributed to customer relationship in 2015.
[2]	Following the acquisition of Orscan the Company recorded a developed technology in the amount of $600 in 2014 and additional $ 150 in 2016.
[3]	Upon the acquisition of Cooltouch the Company recorded original amounts of $4,150, $2,400 and $630 of customer relationships, developed technologies and trade name, respectively. Refer to note 1b1.